Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Issued capital [member]	Capital reserve [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Balance (in shares) at Nov. 30, 2021	150,242,110
Balance at Nov. 30, 2021	$ 131,082	$ 10,107	$ 41,184	$ (6,669)	$ 175,704		$ 175,704
Statement Line Items [Line Items]
Options exercised (in shares)	691,501						691,501
Options exercised	$ 1,516	(429)			1,087		$ 1,087
Restricted share rights vested (in shares)	72,564
Restricted share rights vested	$ 140	(140)
Common shares issued for cash (in shares)	12,653,643
Common shares issued for cash	$ 18,452				18,452		18,452
Agents' fees and issuance costs	$ (460)				(460)	$ 0
Issued capital pursuant to acquisiton of: Exploration and evaluation assets (in shares)	10,000
Issued capital pursuant to acquisiton of: Exploration and evaluation assets	$ 24				24		24
Share-based compensation		2,392			2,392		2,392
Deferred tax benefits of share issuance costs	$ 125				125		125
Other comprehensive loss				(49,033)	(49,033)		(49,033)
Profit (loss)			(13,200)		(13,200)		(13,200)
Net loss for the year			(13,200)		(13,200)		(13,200)
Balance (in shares) at Nov. 30, 2022	163,669,818
Balance at Nov. 30, 2022	$ 150,879	11,930	27,984	(55,702)	135,091		$ 135,091
Statement Line Items [Line Items]
Options exercised (in shares)	2,371,493						2,371,493
Options exercised	$ 2,993	(805)			2,188		$ 2,188
Restricted share rights vested (in shares)	266,596
Restricted share rights vested	$ 416	(416)
Common shares issued for cash (in shares)	16,950,153						16,950,153
Common shares issued for cash	$ 22,769				22,769	0	$ 22,769
Agents' fees and issuance costs	(569)				(569)		(569)
Share-based compensation		2,784	414		3,198	89	3,287
Deferred tax benefits of share issuance costs	$ 96				96		96
Other comprehensive loss				(25,308)	(25,308)	(8)	(25,316)
Profit (loss)			(28,761)		(28,761)	(1,688)	(30,449)
Net proceeds from Initial Public Offering			20,514		20,514	3,596	24,110
Restricted shares vested, warrants exercised, and open market shares purchases by GoldMining			25		25	1,181	1,206
Net loss for the year			(28,761)		(28,761)	(1,688)	(30,449)
Balance (in shares) at Nov. 30, 2023	183,258,060
Balance at Nov. 30, 2023	$ 176,584	$ 13,493	$ 20,176	$ (81,010)	$ 129,243	$ 3,170	$ 132,413